Asbestos - Summary of Changes in Insurance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)
Insurance [Abstract]
Insurance receivables - Beginning Balance	$ 231.6	222.3
Insurance recoveries	(25.7)	(27.5)
Recovery of Insurance Receivables	15.2	16.5	11.9
Change in actuarial estimate	31.2	34.0
Effect of foreign exchange	(26.2)
Insurance receivables - Ending Balance	$ 226.1	245.3	$ 231.6
Exchange rate, Beginning balance	0.9597	0.9597
Insurance recoveries, Exchange rate	1.0716	1.0716
Recovery of Insurance Receivables, Exchange rate	1.0845	1.0845
Change in actuarial estimate, Exchange rate	1.0845	1.0845
Exchange rate, Ending balance	1.0845	1.0845	0.9597